UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06525

CALVERT MUNICIPAL FUND, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2008

Item 1. Report to Stockholders.


Calvert
Investments that make a difference®

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June 30, 2008

Semi-Annual Report
Calvert Municipal Fund, Inc.
      National Municipal Intermediate Fund

Calvert
Investments that make a difference®

A UNIFI Company

Calvert Municipal Fund, Inc.

Table of Contents

President's Letter
2

Portfolio Manager Remarks
4

Shareholder Expense Example
7

Statement of Net Assets
9

Statement of Operations
13

Statements of Changes in Net Assets
14

Notes to Financial Statements
15

Financial Highlights
19

Explanation of Financial Tables
21

Proxy Voting and Availability of Quarterly Portfolio Holdings
23

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Dear Shareholder:

The six months ended June 30, 2008 featured unprecedented turmoil in the financial markets. The markets reflected continuing concerns about the extent of the credit crunch, worries about an economic slowdown or recession, a weak U.S. dollar, rising food prices, and oil prices that reached $140 per barrel. This volatility had its roots in the fixed-income markets, where fears about the value of securities linked to subprime mortgages spread throughout the bond and equity markets, even affecting the values of securities with no apparent connection to subprime mortgages.

Throughout this period of volatility in the financial markets, Calvert's experienced credit analysis team and portfolio management philosophy of seeking out relative value across the various sectors of the bond and money markets have contributed to our ability to avoid the worst of the subprime credit crisis. We avoided the "headline risks" you have been reading about in the press, and we did not purchase exotic fixed-income products related to subprime mortgages. Our fixed-income management team--from the leadership of our Chief Investment Officer for Fixed Income, Cathy Roy, through our portfolio managers, analysts, and traders--made judgments based on their assessment of potential return relative to risk. We believed that many of these securities did not offer enough extra return to compensate for their risk. This proved to be prescient when the prices of these securities plummeted as the market lost confidence in subprime mortgages.

Bond Sectors Broadly Affected

The credit crisis affected previously staid debt sectors, including municipal bonds and auction-rate securities.1 At the beginning of 2008, worries about the ability of bond insurers to meet their obligations on payment of principal and interest in the event of default on the municipal debt that they insure drove municipal yields sharply higher. The market was further roiled by liquidity problems in auction rate securities, a sector that had previously been viewed as having characteristics almost like cash.

Short-term Treasury yields decreased significantly during the six-month period as investors rushed for the safety of short-maturity government debt. The yield of the three-month Treasury bill dropped from 3.36% at the beginning of 2008 to only 1.71% on June 30. After a rough start to the year, municipal bonds finished the six months almost unchanged, with the Lehman Municipal Bond Index up 0.02%. The Lipper General Municipal Debt Funds Index, which tracks the return of actively managed tax-free bond funds, returned -0.69% for the six months.

Fed Takes Aggressive Action

The Federal Reserve (Fed) took an innovative series of actions to stabilize the financial markets and reassure investors. The Fed moved aggressively to add liquidity to the financial system and reduced its target federal funds rate by a total of 2.25 percentage points during the six-month period ended June 30.

In March, the Fed boldly moved to stem the rising panic in the credit markets by infusing $200 billion in Treasury securities to financial institutions, accepting hard-to-sell mortgage-backed bonds as collateral. It organized the buyout of Bear Stearns by JPMorgan Chase, effectively agreeing to backstop up to $30 billion of Bear Stearns' illiquid holdings. Although some say that the Fed essentially bailed out Bear Stearns and other financial firms, the Fed's actions did stabilize the financial system and provide some confidence to investors. More recently, the Fed and the U.S. Treasury Department provided assurances in July that the federal government is prepared to support the Federal National Mortgage Association (commonly known as Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which are government-sponsored entities that provide liquidity to the home mortgage market.

Maintain a Long-Term View

By the end of the six-month period, skyrocketing energy and food prices had convinced many bond market participants that the Fed's next move will be to raise rates to head off inflation. Inflation tends to reduce the value of outstanding bonds because newer bonds are issued with higher coupon rates. However, Calvert's fixed-income management team has a wide range of tools to use in seeking to maximize returns in an inflationary environment, while continuing its defensive, cautious positioning in view of current market uncertainty.

The financial markets will probably continue to be volatile for at least the next few months, so it's important that you maintain a long-term view in terms of your investments and not get swept up in the day-to-day fluctuations in the market. Your financial advisor is an excellent source of guidance, so please continue to consult with him or her about your investment plan.

As always, thank you for your continued confidence in Calvert's investment products.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
July 2008

1. Auction-rate securities (which are also known as auction-rate certificates) pay interest rates that change, or reset, at predetermined regular intervals, such as monthly or every seven days. On the reset date, investors bid on the bonds at an auction, with auction demand setting the new interest rate (higher demand results in a lower interest rate from the issuer). However, in 2008 some auctions had no bids and broker/dealers that had stepped in to support the auctions in the past failed to do so. In this situation, the securities effectively became longer-term notes.

Calvert National Municipal Intermediate Fund

Performance

For the six-month reporting period ended June 30, 2008, Calvert National Municipal Intermediate Fund Class A shares (at NAV) returned 0.48%. The benchmark Lehman Municipal 7-Year Bond Index returned 0.78% and the Lipper Intermediate Municipal Debt Funds Average returned 0.15% for the period.

Investment Climate

The six-month period that ended June 30, 2008 was one of the most difficult periods in the history of the U.S. credit markets. The turmoil that began last summer grew to include securities at the top of the credit-quality ladder. Markets froze for high-quality municipal bonds and even government-guaranteed housing agency and mortgage-backed securities. Early in 2008, the falling fortunes of bond insurance firms severely affected the municipal debt sector. Money market instruments, auction-rate securities, and bonds with no unusual structures all experienced problems. By early March, the prices of most credit-market securities--not just municipal debt--traded at or near record discounts to U.S. Treasuries.

To combat the rising tide of trouble, the Federal Reserve (Fed) rapidly cut its target interest rate and rolled out new or expanded programs to ease the liquidity crunch. In early March, rising panic about a possible systemic crisis in the financial system linked to the looming failure of Bear Stearns led to another Fed support package. This package allowed non-commercial-bank primary dealers in U.S. Treasury securities to borrow directly from the Fed for the first time since the 1930s.

In April and May, conditions steadily improved in all credit markets, including municipals. Yields on Treasury securities rose as investors began to unwind positions from their earlier flight to quality and as belief spread that the Fed was done with interest rates cuts--and may even raise interest rates by year-end. Inflation concerns haunted the market despite economic data that showed a very weak economy. Headline inflation (CPI) ran at a 4.2% pace, while core inflation (which excludes food and energy prices) was a tamer 2.3%.1 Credit concerns surfaced again in June but not to the degree seen in March. There were bouts of extreme interest-rate volatility during the period, but the yield on the benchmark 10-year Treasury note was nearly unchanged at period end. However, the three-month Treasury bill yield dropped significantly from 3.36% to 1.71%.2 The U.S. economy, as measured by gross domestic product (GDP), was expected to grow 0.7% for the first half of 2008.3

Portfolio Managers
Thomas A. Dailey
James B. O'Boyle

Fund Information primary investments intermediate tax-exempt bonds NASDAQ symbol CINMX CUSIP number 131616-20-3

Comparative Investment Performance (Total Return at NAV)
(as of 6.30.08)

	National Municipal Intermediate Fund	Lipper Intermediate Muni. Debt Funds Avg.	Lehman Muni. 7-Year Bond Index **
1 year	3.30%	3.16%	5.60%
5 year*	2.10%	2.40%	3.24%
10 year*	3.87%	3.91%	4.80%

Total return at NAV does not reflect the deduction of the Fund's 2.75% front-end sales charge.

* Average annual return

** Source: Lipper Analytical Services, Inc. Unlike a fund, the index does not incur expenses and is not available for investment.

Finally, in May, the U.S. Supreme Court allayed fears of municipal bond investors by deciding to uphold the long-standing state-tax exemption for municipal bonds issued in-state.4

Portfolio Strategy

Many crosscurrents added to municipal bond market volatility during the first half of the year. Monoline bond insurer downgrades, the credit crunch, and tension between economic growth and inflation concerns all weighed on the municipal market. The significant decline of municipal bond prices relative to U.S. Treasury prices began to attract buy-and-hold investors as well as some cross-market investors. Tax-exempt municipal bond yields rose to well over 100% of taxable Treasury bond yields during the period. We sought to selectively add higher credit-quality securities with relatively attractive yields such as general obligation bonds and pre-refunded bonds (municipal bonds backed by various U.S. government securities), which positively contributed to the Fund's performance, while reducing exposure to insured bonds.

Portfolio Statistics

weighted average maturity
6.30.08	8 years
12.31.07	8 years

effective duration
6.30.08	4.51 years
12.31.07	4.78 years

monthly dividend yield
6.30.08	4.72%
12.31.07	3.37%

SEC yield
6.30.08	3.00%
12.31.07	3.05%

average annual total return as of 6.30.08
1 year	0.41%
5 year	1.53%
10 year	3.58%

Growth of a hypothetical $10,000 investment

The average annual total returns below and in the line graph assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end sales charge of 2.75%. No sales charge has been applied to the indices used for comparison. However, the Lipper average does reflect the deduction of the category's average front-end sales charge. Past performance is no guarantee of future returns. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares.

*Source: Lipper Analytical Services, Inc.

Allocations to water and sewer revenue bonds, bonds with higher coupon rates, and Treasury futures--used to limit exposure to changes in interest rates--helped performance as well. But exposure to housing and zero-coupon bonds had a negative impact.

Outlook

We expect the credit markets to slowly recover over the remainder of the year but do not foresee a return to the heady times of a few years ago. As financial institutions must rebuild capital, they are not inclined to increase their lending. A credit crunch is underway with similarities to the credit crunch of the early 1990s. But this time the problem is larger and more global in nature, so the crunch may last through next year. We expect economic growth to be sub-par and for the Fed to keep its target fed funds rate around the current level of 2% for the balance of 2008. Elevated energy and food prices remain a concern, although core inflation has remained relatively stable. The drag from the housing slump may explain part of the restraint. Overall, we believe municipal bond yields will continue to offer attractive income relative to taxable bonds.

July 2008

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2008, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

1. Source: Bureau of Labor Statistics consumer price indexes for May 2008.

2. Source: Federal Reserve, Bloomberg.

3. Source: June 2008 Wall Street Journal survey of professional forecasters.

4. Kentucky v. Davis, no. 06-666 (U.S. May 19, 2008)

Economic Sectors (% of Total Investments)
Airport	1.0%
Education	5.3%
Electric	3.5%
Higher Education	1.0%
Hospital	13.6%
Industrial Development Revenue/Pollution Control Revenue	14.8%
Lease/Certificate of Participation	2.5%
Local General Obligation	10.8%
Multifamily Housing	3.1%
Other Revenue	3.1%
Other Transportation	7.0%
Port	0.2%
Prerefunded/Escrow to Maturity	12.7%
Resource Recovery	4.9%
Special Tax	2.2%
State General Obligation	6.3%
Water & Sewer	8.0%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Actual	$1,000.00	$1,004.80	$5.03
Hypothetical	$1,000.00	$1,019.85	$5.06
(5% return per year before expenses)

*   Expenses are equal to the Fund's annualized expense ratio of 1.01% multiplied by the average account value over the period, multiplied by 182/366.

STATEMENT OF NET ASSETS
June 30, 2008
	Principal
Municipal Obligations - 98.7%	Amount	Value
Alabama - 6.2%
Mobile Alabama Industrial Development Board Pollution Control Revenue
Bonds, 4.75%, 6/1/34 (mandatory put, 3/19/12 @ 100) (r)	$1,000,000	$1,010,460
Montgomery Alabama BMC Special Care Facilities Financing Authority
Revenue Bonds, 5.00%, 11/15/10 (escrowed to maturity)	2,000,000	2,099,660

Arkansas - 1.8%
Greene County Arkansas Sales and Use Tax Revenue Bonds, 4.75%, 6/1/11	890,000	905,077

California - 2.0%
California State Various Purpose GO Bonds, 5.00%, 11/1/22	1,000,000	1,020,880

Florida - 10.2%
Florida State Board of Education Lottery Revenue Bonds, 5.25%, 7/1/20	1,500,000	1,570,650
Florida State University Athletic Association, Inc. Revenue Bonds,
3.75%, 10/1/27 (mandatory put, 10/1/2011 @ 100) (r)	500,000	504,330
Miami-Dade County Florida School Board Revenue COPs, 5.00%,
11/1/22	1,000,000	1,001,280
Port St. Lucie Florida Community Redevelopment Agency Revenue
Bonds, 5.00%, 1/1/20	1,000,000	1,032,150
Port St. Lucie Florida Special Assessment Bonds, 4.00%, 7/1/14	1,000,000	1,007,970

Illinois - 4.0%
Illinois State GO Bonds, 5.125%, 2/1/27	1,000,000	1,015,150
Markham Illinois GO Bonds, 6.00%, 2/1/25	1,000,000	1,024,090

Kentucky - 2.0%
Kentucky Housing Corp. MFH Revenue Bonds, 5.00%, 6/1/35
(mandatory put, 6/1/23 @ 100) (r)	1,000,000	984,470

Louisiana - 3.1%
Louisiana State Public Facilities Authority Revenue Bonds,
5.25%, 11/1/17	500,000	517,805
New Orleans Louisiana Audubon Commission GO Bonds,
5.00%, 10/1/13	1,000,000	1,062,470

Maryland - 0.5%
Cecil County Maryland Health Department COPs, 3.907%, 7/1/14 (r)	245,000	234,235

Massachusetts - 2.2%
Massachusetts State GO Bonds, 5.50%, 12/1/23	1,000,000	1,112,660

Minnesota - 0.2%
St. Paul Minnesota Port Authority Revenue VRDN, 1.84%, 6/1/19 (r)	100,000	100,000

Mississippi - 2.1%
Mississippi State Development Bank SO Revenue Bonds, 5.00%, 1/1/18	1,000,000	1,033,040

	Principal
Municipal Obligations - Cont'd	Amount	Value
Missouri - 0.9%
St. Louis Missouri Airport Revenue Bonds, 5.50%, 7/1/10	$465,000	$476,495

New Jersey - 6.5%
Essex County New Jersey Improvement Authority Revenue Bonds,
5.25%, 12/15/21	1,000,000	1,079,280
New Jersey State Transportation Trust Fund Authority Revenue Bonds:
6.50%, 6/15/11 (Series B)	1,255,000	1,366,293
6.50%, 6/15/11 (Series B, prerefunded)	745,000	818,167

New York - 2.2%
New York State Local Government Assistance Corp. Revenue Bonds,
6.00%, 4/1/14	1,000,000	1,087,130

Ohio - 1.1%
Ohio State HFA MFH Revenue Bonds, 4.90%, 6/20/48	640,000	556,262

Oklahoma - 9.6%
Citizen Potawatomi Nation Revenue Bonds, 5.75%, 9/1/11	2,205,000	2,234,701
Oklahoma State Industries Authority Revenue Bonds, 5.50%, 8/15/09	2,500,000	2,584,850

Pennsylvania - 7.3%
Ridley Park Pennsylvania Hospital Authority Revenue Bonds,
6.00%, 12/1/13 (escrowed to maturity)	795,000	855,174
South Wayne County Pennsylvania Water and Sewer Authority Revenue
Bonds:
5.95%, 10/15/10	670,000	694,247
5.95%, 10/15/11	730,000	762,149
5.95%, 10/15/12	285,000	299,413
University of Pittsburgh Pennsylvania Higher Education Revenue
Bonds, 5.00%, 8/1/10	1,000,000	1,046,620

Puerto Rico - 2.2%
Puerto Rico Commonwealth Highway and Transportation Authority
Revenue Bonds, 6.25%, 7/1/13	1,000,000	1,095,410

South Carolina - 4.9%
Charleston County South Carolina Resource Recovery Revenue Bonds,
5.25%, 1/1/10	2,415,000	2,454,026

Tennessee - 2.5%
Knox County Tennessee Health Educational & Housing Facilities Board
Revenue Bonds, 7.25%, 1/1/09	1,250,000	1,279,050

Texas - 17.2%
Amarillo Texas Health Facilities Corp. Revenue Bonds, 5.50%, 1/1/12	2,710,000	2,867,045
City of San Antonio Texas Electric & Gas Revenue Bonds,
5.50%, 2/1/20 (escrowed to maturity)	1,000,000	1,125,110
Garland Texas GO Bonds, 5.25%, 2/15/20	1,000,000	1,054,210

	Principal
Municipal Obligations - Cont'd	Amount	Value
Texas - Cont'd
Houston Texas Hotel Occupancy Tax and Special Revenue Bonds,
5.75%, 9/1/12	$2,100,000	$2,224,089
Houston Texas Water and Sewer System Revenue Bonds,
5.50%, 12/1/29 (escrowed to maturity)	1,250,000	1,397,350

Utah - 1.3%
Weber Utah School District GO Bonds, 4.50%, 6/15/24	660,000	662,290

Virginia - 5.0%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds,
5.875%, 6/1/17 (r)	750,000	792,495
Louisa Virginia IDA Solid Waste & Sewage Disposal Revenue Bonds,
4.35%, 3/1/31 (mandatory put, 3/1/10 @ 100) (r)	1,725,000	1,745,096

Washington - 3.1%
Clark County Washington School District GO Bonds, 5.00%, 12/1/22	1,500,000	1,564,035

West Virginia - 0.6%
West Virginia State Economic Development Authority Commonwealth
Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	992,500	288,857

TOTAL INVESTMENTS (Cost $50,009,992) - 98.7%		49,646,221
Other assets and liabilities, net - 1.3%		673,062
Net Assets - 100%		$50,319,283

Net Assets Consist of:
Paid in capital applicable to 4,835,510 shares of common stock outstanding; $0.01 par value, 250,000,000 shares authorized		$50,400,000
Undistributed net investment income		31,057
Accumulated net realized gain (loss) on investments		251,997
Net unrealized appreciation (depreciation) on investments		(363,771)

Net Assets		$50,319,283

Net Asset Value Per Share		$10.41

*    Non-income producing security.

(g)    Security is currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(r)    The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
HFA: Housing Finance Authority
MFH: Multi-Family Housing
SO: Special Obligation
VRDN: Variable Rate Demand Note

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Interest income	$1,241,553

Expenses:
Investment advisory fee	161,261
Transfer agency fees and expenses	40,141
Accounting fees	4,306
Directors' fees and expenses	1,034
Administrative fees	26,877
Custodian fees	7,571
Registration fees	10,669
Reports to shareholders	5,345
Professional fees	9,897
Miscellaneous	5,196
Total expenses	272,297
Fees paid indirectly	(1,244)
Net expenses	271,053

Net Investment Income	970,500

Realized and Unrealized
Gain (Loss)
Net realized gain (loss) on:
Investments	120,929
Futures	91,538
212,467

Change in unrealized appreciation (depreciation) on:
Investments	(889,602)
Futures	(10,930)
(900,532)

Net Realized and Unrealized
Gain (Loss)	(688,065)

Increase (Decrease) in Net Assets
Resulting from Operations	$282,435

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$970,500	$2,031,308
Net realized gain (loss)	212,467	83,523
Change in unrealized appreciation or (depreciation)	(900,532)	(690,785)

Increase (Decrease) in Net Assets
Resulting from Operations	282,435	1,424,046

Distributions to shareholders from:
Net investment income	(969,063)	(2,126,393)
Net realized gain	--	(3,017)
Total distributions	(969,063)	(2,129,410)

Capital share transactions:
Shares sold	2,135,962	6,919,479
Reinvestment of distributions	810,211	1,700,667
Redemption fees	--	16
Shares redeemed	(7,193,487)	(19,488,937)
Total capital share transactions	(4,247,314)	(10,868,775)

Total Increase (Decrease) in Net Assets	(4,933,942)	(11,574,139)

Net Assets
Beginning of period	55,253,225	66,827,364
End of period (including undistributed net investment income of $31,057 and $29,620, respectively)	$50,319,283	$55,253,225

Capital Share Activity
Shares sold	201,896	654,712
Reinvestment of distributions	77,327	161,538
Shares redeemed	(682,325)	(1,853,690)
Total capital share activity	(403,102)	(1,037,440)

See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies

General: The National Municipal Intermediate Fund (the "Fund"), the sole series of Calvert Municipal Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. Class A shares are sold with a maximum front-end sales charge of 2.75%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	--
Level 2 - Other Significant Observable Inputs	$49,646,221
Level 3 - Significant Unobservable Inputs	--
Total	$49,646,221

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Statement of Net Assets on page 12.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets of the Fund: .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $25,295 was payable at period end. In addition, $11,553 was payable at period end for operating expenses paid by the Advisor during June 2008.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% of the average daily net assets of the Fund. Under the terms of the agreement, $4,216 was payable at period end.

Calvert Distributors, Inc. ("CDI"), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. The Distribution Plan, adopted by Class A shares, allows the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25% annually of the Fund's average daily net assets of Class A. The Distributor currently does not charge any Distribution Plan expenses. For the six months ended June 30, 2008, CDI received $2,898 as its portion of commissions charged on sales of the Fund's Class A shares.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $4,425 for the six months ended June 30, 2008. Under the terms of the agreement, $722 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $32,000 plus up to $1,500 for each Board and Committee meeting attended. Director's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,201,330 and $11,226,318, respectively.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $49,987,921. Net unrealized depreciation aggregated $341,700, of which $794,058 related to appreciated securities and $1,135,758 related to depreciated securities.

The Fund may sell or purchase securities to and from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2008, such purchases and sales transactions were $6,900,000 and $7,800,000, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2008. For the six months ended June 30, 2008, borrowings by the Fund under the Agreement were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$79,100	3.00%	$778,593	May 2008

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
Class A Shares	2008	2007	2006
Net asset value, beginning	$10.55	$10.65	$10.70
Income from investment operations
Net investment income	.19	.36	.38
Net realized and unrealized gain (loss)	(.14)	(.09)	(.06)
Total from investment operations	.05	.27	.32
Distributions from
Net investment income	(.19)	(.37)	(.37)
Net realized gain	--	**	--
Total distributions	(.19)	(.37)	(.37)
Total increase (decrease) in net asset value	(.14)	(.10)	(.05)
Net asset value, ending	$10.41	$10.55	$10.65

Total return *	.48%	2.61%	3.07%
Ratios to average net assets: A
Net investment income	3.61% (a)	3.35%	3.51%
Total expenses	1.01% (a)	.98%	.93%
Expenses before offsets	1.01% (a)	.98%	.87%
Net expenses	1.01% (a)	.97%	.86%#
Portfolio turnover	14%	64%	51%
Net assets, ending (in thousands)	$50,319	$55,253	$66,827

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2005	2004	2003
Net asset value, beginning	$10.95	$11.11	$11.10
Income from investment operations
Net investment income	.37	.37	.38
Net realized and unrealized gain (loss)	(.16)	(.16)	.08
Total from investment operations	.21	.21	.46
Distributions from
Net investment income	(.37)	(.37)	(.38)
Net realized gain	(.09)	**	(.07)
Total distributions	(.46)	(.37)	(.45)
Total increase (decrease) in net asset value	(.25)	(.16)	.01
Net asset value, ending	$10.70	$10.95	$11.11

Total return *	1.87%	1.94%	4.21%
Ratios to average net assets: A
Net investment income	3.40%	3.37%	3.43%
Total expenses	.95%	.94%	.94%
Expenses before offsets	.94%	.93%	.93%
Net expenses	.93%	.93%	.92%
Portfolio turnover	92%	40%	52%
Net assets, ending (in thousands)	$74,510	$80,244	$84,608

See notes to financial highlights.

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a)     Annualized.

*     Total return does not reflect the deduction of Class A front end sales charge and is not annualized for periods less than one year.

**     Distribution was less than $.01 per share.

#     Net expenses would have been .92% absent the non-recurring fee waiver by the Fund's third party service provider.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Calvert Municipal Fund, Inc.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

printed on recycled paper using soy-based inks

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Calvert Group's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Floating Income Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Social Index Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Small Cap Value Fund
Mid Cap Value Fund
Global Alternative Energy Fund
International Opportunities Fund

Balanced and Asset Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund


Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MUNICIPAL FUND, INC.

By:	_/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date: August 29, 2008

_/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date: August 29, 2008